Equity - Schedule of Distribution of Dividends (Detail) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of equity [line items]
Income attributable to equity holders	$ 171,331	$ 67,821	$ 14,407
Allocated to reserves and retained earnings		34,468	1,441
Allocated to dividends		$ 22,979	$ 618
Percentage distributed		0.40%	0.30%
Number of shares		512,406,760,091	512,406,760,091
Dividend per share		$ 0.04485	$ 0.00121
SBIF [member]
Disclosure of equity [line items]
Income attributable to equity holders		$ 57,447	$ 2,059